                                                                       P I M C O

                                PIMCO COMMERCIAL MORTGAGE SECURITIES TRUST, INC.

                                                                    A CLOSED-END
                                                               FUND SPECIALIZING
                                                                  IN INVESTMENTS
                                                                   IN COMMERCIAL
                                                                 MORTGAGE-BACKED
                                                                      SECURITIES




                                                                   JUNE 30, 2001
                                                              SEMI-ANNUAL REPORT

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Commercial Mortgage Securities Trust, Inc. (the "Fund"). Founded in 1971, PIMCO currently manages over $221 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

PIMCO Advisors L.P. is one of the largest investment management companies in the United States with assets under management of more than $275 billion as of June 30, 2001 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

LETTER TO OUR SHAREHOLDERS


For the six-month period ended June 30, 2001, the PIMCO Commercial Mortgage Securities Trust returned 6.17% based on net asset value and a favorable 14.16% return based on its NYSE share price. In comparison, the Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, returned 3.62% for the same period. Longer-term performance has continued to be strong with the Fund posting an annualized return based on NYSE share price of 12.71% and a return based on net asset value of 9.36% for the five-year period ended June 30, 2001, outperforming the Lehman Index return of 7.48%.

While the U.S. economy remained weak during the first half of 2001, some investors expected that aggressive easing by the Federal Reserve would spark a recovery in the near future. This optimism, bolstered by resilient consumer confidence and a strong housing sector, was reflected in a sharp steepening of the U.S. Treasury yield curve and outperformance by credit-sensitive bonds.

Signs of longer-term weakness continued to plague the economy despite a supportive Fed. Sharply reduced investment spending and a corporate profits recession threatened to dash hopes for a quick recovery. Late in the second quarter, stocks gave back some of their earlier gains after a series of profit warnings, especially in the computer and telecom sectors. Corporate bond markets also reacted negatively as swap spreads widened in June after narrowing earlier in the quarter. A decline in first quarter productivity, the first in six years, and a corresponding rise in unit labor costs, pinched profits as slower growth and weak demand constrained pricing power.

On the following pages you will find specific details as to the Fund's portfolio and total return investment performance in light of economic and financial market activities.

We are optimistic that 2001 will be a successful year for Fund investors. As always, we appreciate the trust you have placed in us, and welcome your questions and comments regarding the Fund and this semi-annual report.


                                   Sincerely,

                                   /s/ Brent R. Harris

                                   Brent R. Harris
                                   Chairman of the Board
                                   July 31, 2001


                                                                               1
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

ABOUT THE FUND



Launched in September 1993, PIMCO Commercial Mortgage Securities Trust, Inc. is unique in that it is the only closed-end fund that invests primarily in commercial mortgage-backed securities. Commercial mortgage-backed securities are fixed income instruments representing an interest in mortgage loans on commercial real estate properties, such as office buildings, shopping malls, hotels, apartment buildings, nursing homes, and industrial properties.

The Fund's primary investment objective is to achieve high current income. Pacific Investment Management Company LLC believes that yields on commercial mortgage-backed securities are, and will continue to be for the foreseeable future, higher than yields on corporate debt securities of comparable credit ratings and maturities. Capital gains from the disposition of investments is a secondary objective of the Fund.

Unlike an open-end fund, whose shares are bought and sold at their net asset value ("NAV"), shares of most closed-end funds, including the Fund, are listed on a stock exchange where they trade at market value. Closing market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction section of newspapers each day. The Fund's NYSE trading symbol is "PCM." Comparative NAV and market price information about the Fund is published each Monday in The Wall Street Journal and each Saturday in The New York Times and Barron's in a table titled "Closed-End Funds."

The Fund's Dividend Reinvestment Plan (the "Plan") provides automatic reinvestment of dividend and capital gains distributions in additional shares of the Fund. If your shares are registered in your own name, you are already enrolled in the Plan unless you have elected otherwise. Shareholders whose shares are held in the name of a broker or nominee should contact their broker or nominee to request participation in the Plan. All distributions to shareholders who elect not to participate in the Plan will be paid by check mailed directly to the record holder of shares.

The Fund issues a quarterly press release summarizing investment performance and portfolio statistics. Should you wish to receive a copy, please call 800-213-3606 to be placed on the Fund's mailing list.


2
SEMI-ANNUAL REPORT
June 30, 2001

SIX MONTHS IN REVIEW


Economic and Market Review

In the first quarter, positive returns from fixed income securities helped anchor diversified portfolios during a period in which every major global stock market finished in negative territory. All bond market sectors gained as investors anticipated more easing by the Federal Reserve to stimulate the economy. Stocks retreated as the correction in the technology sector that began last year spread to other industries.

Investors looking for safety pushed Treasury yields lower during the first quarter, with short and intermediate maturities falling the most. The 3-month Treasury yield decreased 1.61% to finish the quarter at 4.28%. The 2- to 30-year portion of the yield curve steepened sharply as the 2-year yield dropped 0.92% while the 30-year yield remained essentially flat. The 10-year yield fell 0.20% to close at 4.92%. The backdrop for falling interest rates was the ailing U.S. economy. U.S. growth slowed to 1.0% in the final quarter of 2000, the weakest pace in more than five years. This sudden deceleration prompted two 0.50% fed funds rate cuts by the Fed in January to prevent a slowdown from turning into a recession.

Signs of economic weakness continued to mount, however, including a relentless procession of profit warnings from companies in a diverse range of industries. On March 20, the Fed reduced the fed funds rate an additional 0.50% and suggested that more easing could soon be on the way. The central bank stated in its accompanying press release that it will need to monitor events closely as the economic situation could be evolving rapidly. Consumer confidence revived late in the quarter as employment levels remained relatively high. Even so, pessimists who thought the Fed should have acted more aggressively at its March meeting could point to retrenchment in business investment as a sign that the economy would continue to weaken.

--------------------------------------------------------------------------------
Treasury Yield Curves
--------------------------------------------------------------------------------

                                    [GRAPH]

  Years                Yield
                6/30/2001    12/31/2000
3 Mos.            3.651         5.890
6 Mos.            3.643         5.699
1 Yr.             3.628         5.361
2 Yrs.            4.238         5.091
3 Yrs.            4.594         5.033
5 Yrs.            4.949         4.974
10 Yrs.           5.410         5.110
30 Yrs.           5.758         5.456


                                                                               3
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

Federal Open Market Committee Federal Funds Rate Changes
Fed Funds Target Rate (%)

  Date                          Fed Funds
                              Target Rate (%)

Start 1994                         3.00
4-Feb-94                           3.25
22-Mar-94                          3.50
18-Apr-94                          3.75
17-May-94                          4.25
6-Jul-94                           4.25
16-Aug-94                          4.75
27-Sep-94                          4.75
15-Nov-94                          5.50
20-Dec-94                          5.50
1-Feb-95                           6.00
28-Mar-95                          6.00
23-May-95                          6.00
6-Jul-95                           5.75
22-Aug-95                          5.75
26-Sep-95                          5.75
15-Nov-95                          5.75
19-Dec-95                          5.50
31-Jan-96                          5.25
26-Mar-96                          5.25
21-May-96                          5.25
3-Jul-96                           5.25
20-Aug-96                          5.25
24-Sep-96                          5.25
13-Nov-96                          5.25
17-Dec-96                          5.25
5-Feb-97                           5.25
25-Mar-97                          5.50
20-May-97                          5.50
2-Jul-97                           5.50
19-Aug-97                          5.50
30-Sep-97                          5.50
12-Nov-97                          5.50
16-Dec-97                          5.50
4-Feb-98                           5.50
31-Mar-98                          5.50
19-May-98                          5.50
30-Jun-98                          5.50
18-Aug-98                          5.50
29-Sep-98                          5.25
15-Oct-98                          5.00
17-Nov-98                          4.75
22-Dec-98                          4.75
3-Feb-99                           4.75
30-Mar-99                          4.75
18-May-99                          4.75
30-Jun-99                          5.00
24-Aug-99                          5.25
5-Oct-99                           5.25
16-Nov-99                          5.50
21-Dec-99                          5.50
2-Feb-00                           5.75
21-Mar-00                          6.00
16-May-00                          6.50
28-Jun-00                          6.50
22-Aug-00                          6.50
3-Oct-00                           6.50
15-Nov-00                          6.50
19-Dec-00                          6.50
3-Jan-01                           6.00
31-Jan-01                          5.50
20-Mar-01                          5.00
18-Apr-01                          4.50
15-May-01                          4.00
27-Jun-01                          3.75

While the U.S. economy remained weak during the first half of 2001, some investors expected that aggressive easing by the Federal Reserve would spark a recovery in the near future. This optimism, bolstered by resilient consumer confidence and a strong housing sector, was reflected in a sharp steepening of the U.S. Treasury yield curve and outperformance by credit-sensitive bonds during the second quarter.

By the end of the second quarter, the market began to anticipate that the Fed's current easing cycle, which produced rate reductions of 2.75% since the beginning of the year, was nearing an end. Two-year Treasury yields edged up 0.06% during the quarter, closing at 4.24%. The benchmark 10-year Treasury yield climbed 0.50% and ended the quarter at 5.41%. The yield differential between 30-year Treasuries and their 3-month counterparts increased from 1.16% to 2.11% over the quarter.

Signs of longer-term weakness continued to plague the economy despite a supportive Fed. Sharply reduced investment spending and a corporate profits recession threatened to dash hopes for a quick recovery. Late in the second quarter, stocks gave back some of their earlier gains after a series of profit warnings, especially in the computer and telecom sectors. Corporate bond markets also reacted negatively as swap spreads widened in June after narrowing earlier in the quarter. A decline in first quarter productivity, the first in six years, and a corresponding rise in unit labor costs, pinched profits as slower growth and weak demand constrained pricing power.

4
SEMI-ANNUAL REPORT
June 30, 2001

-------------------------------------------------------------------------------
Movements of Core CPI and Core PPI during the Past Three Years
-------------------------------------------------------------------------------

                                    [GRAPH]

                       CPI & PPI Y/Y Percent Change (%)

Month                           Core CPI            Core PPI

Jun-98                             1.6                -0.7
Jul-98                             1.7                -0.2
Aug-98                             1.7                -0.8
Sep-98                             1.4                -0.9
Oct-98                             1.4                -0.7
Nov-98                             1.5                -0.6
Dec-98                             1.6                 0.0
Jan-99                             1.7                 0.8
Feb-99                             1.7                 0.5
Mar-99                             1.8                 0.8
Apr-99                             2.3                 1.2
May-99                             2.1                 1.4
Jun-99                             2.0                 1.5
Jul-99                             2.1                 1.5
Aug-99                             2.3                 2.3
Sep-99                             2.6                 3.1
Oct-99                             2.6                 2.8
Nov-99                             2.6                 3.1
Dec-99                             2.7                 2.9
Jan-00                             2.7                 2.5
Feb-00                             3.2                 4.0
Mar-00                             3.7                 4.3
Apr-00                             3.0                 3.6
May-00                             3.1                 3.7
Jun-00                             3.7                 4.4
Jul-00                             3.7                 4.3
Aug-00                             3.4                 3.4
Sep-00                             3.5                 3.5
Oct-00                             3.4                 3.7
Nov-00                             3.4                 3.8
Dec-00                             3.4                 3.6
Jan-01                             3.7                 4.8
Feb-01                             3.5                 4.0
Mar-01                             2.9                 3.1
Apr-01                             3.3                 3.7
May-01                             3.6                 3.8
Jun-01                             3.2                 2.5

-------------------------------------------------------------------------------
Movements of GDP during the Past Three Years
-------------------------------------------------------------------------------

                                    [GRAPH]

                    Annualized Quarterly Percent Change (%)

Month                            GDP
Jun-1998                         2.2%
Sep-1998                         3.8%
Dec-1998                         5.9%
Mar-1999                         3.7%
Jun-1999                         1.9%
Sep-1999                         5.7%
Dec-1999                         7.3%
Mar-2000                         5.5%
Jun-2000                         1.3%
Sep-2000                         2.2%
Dec-2000                         1.4%
Mar-2001                         1.3%
Jun-2001                         0.7%

Dividends

The Fund maintained an uninterrupted and constant dividend throughout the six-month period, holding the monthly per share rate steady at $0.09375. These dividend payouts equate to an annualized dividend yield of 8.18% based on the Fund's NYSE share trading price as of June 30, 2001.

                                                                               5
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

Performance

For the six-month period ended June 30, 2001, the Fund delivered a total return investment performance of 6.17% based on net asset value and a 14.16% return based on its NYSE share price. These total returns outperformed the 3.62% return of the Lehman Brothers Aggregate Bond Index over the six-month fiscal period. Fund performance was helped significantly when the S&P and Fitch IBCA, two national rating agencies, upgraded a number of the Fund's holdings.

--------------------------------------------------------------------------------
Growth of $10,000 Net Investment in the Fund
--------------------------------------------------------------------------------

                                    [GRAPH]

                                                                                   Lehman Brothers
        Month                    Net Asset Value        NYSE Market Value       Aggregate Bond Index
     08/31/1993                        10,000                  10,000                  10,000
     09/30/1993                         9,993                  10,000                  10,027
     10/31/1993                        10,014                  10,484                  10,065
     11/30/1993                        10,022                   9,767                   9,979
     12/31/1993                        10,043                   9,946                  10,033
     01/31/1994                        10,131                   9,672                  10,169
     02/28/1994                         9,970                   9,399                   9,992
     03/31/1994                         9,898                   9,422                   9,746
     04/30/1994                         9,786                   8,955                   9,668
     05/31/1994                         9,853                   9,328                   9,667
     06/30/1994                         9,802                   9,165                   9,645
     07/31/1994                         9,893                   9,260                   9,837
     08/31/1994                        10,023                   9,547                   9,849
     09/30/1994                         9,916                   9,666                   9,704
     10/31/1994                         9,803                   8,983                   9,695
     11/30/1994                         9,780                   8,690                   9,674
     12/31/1994                         9,882                   8,910                   9,741
     01/31/1995                        10,068                   9,285                   9,934
     02/28/1995                        10,408                   9,663                  10,170
     03/31/1995                        10,516                   9,740                  10,232
     04/30/1995                        10,739                  10,124                  10,375
     05/31/1995                        11,143                  10,408                  10,777
     06/30/1995                        11,246                  10,799                  10,856
     07/31/1995                        11,166                  10,668                  10,831
     08/31/1995                        11,286                  10,852                  10,962
     09/30/1995                        11,407                  10,400                  11,069
     10/31/1995                        11,631                  10,802                  11,213
     11/30/1995                        11,771                  10,775                  11,381
     12/31/1995                        11,989                  10,857                  11,540
     01/31/1996                        12,122                  11,378                  11,617
     02/29/1996                        11,943                  11,682                  11,415
     03/31/1996                        11,797                  11,376                  11,336
     04/30/1996                        11,844                  11,179                  11,272
     05/31/1996                        11,856                  11,038                  11,249
     06/30/1996                        11,931                  11,124                  11,400
     07/31/1996                        12,134                  11,714                  11,431
     08/31/1996                        12,219                  11,917                  11,412
     09/30/1996                        12,379                  11,771                  11,611
     10/31/1996                        12,697                  12,154                  11,868
     11/30/1996                        12,990                  12,421                  12,072
     12/31/1996                        13,003                  12,438                  11,959
     01/31/1997                        12,968                  12,771                  11,996
     02/28/1997                        13,144                  12,618                  12,026
     03/31/1997                        13,099                  12,894                  11,892
     04/30/1997                        13,287                  13,048                  12,070
     05/31/1997                        13,554                  13,142                  12,185
     06/30/1997                        13,695                  13,799                  12,329
     07/31/1997                        14,024                  13,956                  12,662
     08/31/1997                        13,939                  14,051                  12,554
     09/30/1997                        14,193                  14,083                  12,739
     10/31/1997                        14,297                  14,051                  12,924
     11/30/1997                        14,342                  14,472                  12,983
     12/31/1997                        14,468                  14,479                  13,114
     01/31/1998                        14,607                  14,644                  13,282
     02/28/1998                        14,694                  15,010                  13,272
     03/31/1998                        14,740                  14,909                  13,318
     04/30/1998                        14,723                  14,943                  13,387
     05/31/1998                        14,971                  14,705                  13,514
     06/30/1998                        15,265                  14,876                  13,629
     07/31/1998                        15,387                  15,324                  13,658
     08/31/1998                        15,380                  15,359                  13,880
     09/30/1998                        15,559                  15,114                  14,205
     10/31/1998                        15,475                  14,939                  14,130
     11/30/1998                        15,480                  15,186                  14,210
     12/31/1998                        15,528                  15,907                  14,253
     01/31/1999                        15,668                  15,943                  14,355
     02/28/1999                        15,559                  15,688                  14,104
     03/31/1999                        15,712                  15,505                  14,182
     04/30/1999                        15,832                  15,542                  14,227
     05/31/1999                        15,790                  15,727                  14,103
     06/30/1999                        15,654                  16,439                  14,058
     07/31/1999                        15,776                  16,100                  13,998
     08/31/1999                        15,840                  15,910                  13,991
     09/30/1999                        15,808                  15,566                  14,153
     10/31/1999                        15,753                  15,681                  14,205
     11/30/1999                        15,878                  14,788                  14,204
     12/31/1999                        15,907                  15,203                  14,136
     01/31/2000                        15,862                  15,084                  14,090
     02/29/2000                        15,954                  15,204                  14,260
     03/31/2000                        16,159                  16,049                  14,448
     04/30/2000                        16,214                  16,170                  14,407
     05/31/2000                        15,990                  15,558                  14,400
     06/30/2000                        16,482                  16,093                  14,699
     07/31/2000                        16,680                  16,383                  14,833
     08/31/2000                        16,867                  16,339                  15,048
     09/30/2000                        16,898                  16,299                  15,143
     10/31/2000                        17,035                  15,535                  15,243
     11/30/2000                        17,265                  16,990                  15,492
     12/31/2000                        17,578                  17,727                  15,779
     01/31/2001                        17,788                  18,194                  16,037
     02/28/2001                        18,055                  18,470                  16,177
     03/31/2001                        18,337                  19,391                  16,258
     04/30/2001                        18,468                  19,368                  16,191
     05/31/2001                        18,502                  19,983                  16,289
     06/30/2001                        18,663                  20,237                  16,350

The line graph depicts the value of a net $10,000 investment made at the Fund's inception on September 2, 1993 and held through June 30, 2001, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. Investment performance assumes the reinvestment of dividends and capital gains distributions, if any. The Fund's NYSE Market Value performance does not reflect the effect of sales loads or broker commissions. The performance data quoted represents past performance. Investment return and share value will fluctuate so that Fund shares, when sold, may be worth more or less than their original cost.
--------------------------------------------------------------------------------
Investment Performance for the Periods Ended 6/30/2001
--------------------------------------------------------------------------------
                                                                          Since
                                                                      Inception
                                6 Months   1 Year   3 Years*  5 Years*   9/2/93*
--------------------------------------------------------------------------------
Fund Net Asset Value               6.17%    13.23%    6.93%     9.36%     8.29%

Fund NYSE Market Value            14.16%    25.75%   10.80%    12.71%     9.42%

Lehman Brothers
  Aggregate Bond Index             3.62%    11.23%    6.26%     7.48%       N/A

* Average annual total return

6
SEMI-ANNUAL REPORT
June 30, 2001

NYSE share performance was boosted substantially over the half year as the Fund's trading discount to its net asset value reversed, advancing from a discount of (2.31)% to a premium of 5.12%. Over the course of the past six months, there has been a general decrease in the discount to net asset value as concerns of inflation abated.

--------------------------------------------------------------------------------
Premium/(Discount) to Net Asset Value
--------------------------------------------------------------------------------

                                    [GRAPH]

      DATE           PREMIUM/
                    (DISCOUNT)

    12/31/98           0.15%
     1/7/99           -2.27%
     1/14/99          -0.82%
     1/21/99          -1.41%
     1/28/99          -0.98%
     2/4/99           -0.22%
     2/11/99          -0.91%
     2/18/99          -2.06%
     2/25/99          -1.44%
     3/4/99           -2.21%
     3/11/99          -0.81%
     3/18/99          -0.86%
     3/25/99          -0.55%
     4/1/99           -2.65%
     4/8/99           -2.09%
     4/15/99          -3.60%
     4/22/99          -3.60%
     4/29/99          -3.95%
     5/6/99           -3.88%
     5/13/99          -3.88%
     5/20/99          -4.06%
     5/27/99          -2.24%
     6/3/99           -1.73%
     6/10/99          -0.02%
     6/17/99          -0.19%
     6/24/99           1.05%
     7/1/99            1.35%
     7/8/99            3.55%
     7/15/99          -0.65%
     7/22/99          -1.88%
     7/29/99          -0.77%
     8/5/99            0.15%
     8/12/99          -1.84%
     8/19/99          -1.56%
     8/26/99          -1.61%
     9/2/99           -1.54%
     9/9/99           -0.97%
     9/16/99          -2.21%
     9/23/99          -3.85%
     9/30/99          -3.92%
     10/7/99          -5.61%
    10/16/99          -6.56%
    10/21/99          -7.65%
    10/28/99          -3.70%
     11/4/99          -5.94%
    11/11/99          -5.13%
    11/18/99          -6.01%
    11/24/99          -8.80%
     12/2/99          -9.27%
     12/9/99         -11.54%
    12/16/99         -11.19%
    12/23/99         -12.02%
    12/30/99          -7.76%
     1/6/00           -6.13%
     1/13/00          -4.86%
     1/20/00          -6.81%
     1/27/00          -7.02%
     2/3/00           -7.64%
     2/10/00          -4.98%
     2/17/00          -1.78%
     2/24/00          -6.40%
     3/2/00           -8.69%
     3/9/00           -8.48%
     3/16/00          -8.49%
     3/23/00          -7.46%
     3/30/00          -5.67%
     4/6/00           -7.34%
     4/13/00          -5.79%
     4/20/00          -4.82%
     4/27/00          -5.88%
     5/4/00           -6.47%
     5/11/00          -9.15%
     5/18/00          -6.15%
     5/22/00          -6.03%
     6/1/00           -5.90%
     6/8/00          -13.10%
     6/15/00          -5.20%
     6/22/00          -3.88%
     6/29/00          -4.07%
     6/30/00          -5.13%
     7/6/00           -5.30%
     7/13/00          -1.83%
     7/20/00          -3.21%
     7/27/00          -5.01%
     8/3/00           -4.82%
     8/10/00          -6.23%
     8/17/00          -4.51%
     8/24/00          -4.78%
     8/31/00          -5.93%
     9/7/00           -5.60%
     9/14/00          -0.52%
     9/21/00          -5.04%
     9/28/00          -5.90%
     10/5/00          -6.69%
    10/12/00          -5.79%
    10/19/00          -4.97%
    12/26/00          -0.44%
     11/2/00          -2.00%
     11/9/00          -3.02%
    11/16/00          -4.22%
    11/24/00          -6.37%
    11/30/00          -0.60%
     12/7/00          -6.95%
    12/14/00          -3.81%
    12/21/00          -4.46%
    12/28/00          -3.56%
    12/29/00          -2.31%
    01/04/01          -1.81%
    01/11/01          -3.21%
    01/18/01          -0.48%
    01/25/01          -1.92%
    02/01/01           0.08%
    02/08/01          -1.38%
    02/15/01          -1.23%
    02/22/01          -1.37%
    03/01/01          -1.15%
    03/08/01           0.92%
    03/15/01          -1.83%
    03/22/01           0.08%
    03/29/01           2.06%
    04/05/01           0.61%
    04/12/01           1.82%
    04/19/01          -0.08%
    04/26/01           1.07%
    05/03/01           1.29%
    05/10/01           1.44%
    05/17/01           3.35%
    05/24/01           3.27%
    05/31/01           4.67%
    06/07/01           4.78%
    06/14/01           5.40%
    06/21/01           4.64%
    06/28/01           5.04%

CMBS Issuance

CMBS issuance during the first half of 2001 totaled $32.0 billion, representing an 18.5% increase from mid-year 2000.

--------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities Issuance (dollars in billions)
--------------------------------------------------------------------------------

                                    [GRAPH]

   Year       Issuance
----------  ------------
   1990          5.6
   1991          8.6
   1992         14.4
   1993         17.4
   1994         20.1
   1995         18.8
   1996         30.2
   1997         44.0
   1998         80.0
   1999         66.0
   2000         61.0
   2001         32.0


                                                                               7
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

Credit Spreads

Corporates staged a recovery in the first quarter and outperformed Treasuries, helped by a strong January when Fed easing stimulated investors' risk appetites. Demand for corporates cooled later in the quarter, however, as investors refocused on deteriorating credit fundamentals in the slowing economy. Mortgages lagged Treasuries on a duration-adjusted basis. Rising pre-payments after the recent fall in mortgage rates created price pressure that was not completely offset by mortgages' relatively high yields. Yield spreads between CMBS and 10-year Treasuries increased slightly over the first quarter with spreads on AAA-rated CMBS increasing 0.06% and spreads on A-rated CMBS up by 0.03%.

--------------------------------------------------------------------------------
Comparative Changes in Yield Spreads Over 10-Year Treasuries*
--------------------------------------------------------------------------------

                                    [GRAPH]

                               AAA - Rated       A - Rated           AAA - Rated           A - Rated
      Rating                       CMBS            CMBS               Corporates           Corporates
     12/31/1996                      70               95                    35                  55
      3/31/1997                      65               85                    39                  57
      6/30/1997                      63               75                    35                  48
      9/30/1997                      63               78                    35                  58
     12/31/1997                      78              105                    47                  57
      3/31/1998                      80              105                    55                  80
      6/30/1998                      85              110                    56                  84
      9/30/1998                     145              190                    65                 119
     12/31/1998                     136              186                    62                 107
      3/31/1999                     122              150                    68                  99
      6/30/1999                     123              158                    85                 123
      9/30/1999                     142              190                    78                 119
     12/31/1999                     120              160                    67                 115
      3/31/2000                     164              195                   115                 153
      6/30/2000                     163              196                   109                 149
      9/30/2000                     151              181                   122                 171
     12/31/2000                     146              183                   117                 163
      3/31/2001                     152              186                    90                 142
      6/30/2001                     132              165                    89                 132

*7 to 10 year U.S. Treasury Bonds as of June 30, 2001


While short maturity Treasuries performed relatively well, the Treasury sector overall did not keep pace with investment-grade corporates and mortgages for the second quarter. High-grade corporates far outpaced Treasuries and mortgages amid heightened optimism about a relatively fast recovery in growth and profits. By contrast, high yield posted a negative quarterly return due to anxiety about rising defaults. Mortgages gained, especially higher coupon issues, as rising long-term rates mitigated concern about prepayment risk. Yield spreads between CMBS and 10-year Treasuries decreased over the second quarter with spreads on both AAA-rated and A-rated CMBS falling 0.20% and 0.41%, respectively.

8
SEMI-ANNUAL REPORT
June 30, 2001

Quality Ratings

Throughout the six-month period, the portfolio's average quality has continued to revolve around a BBB rating. Every portfolio holding is regularly scrutinized and evaluated in an effort to assure that each security retains healthy characteristics and that each remains a viable holding in relation to the portfolio. We also focus our security selection process on the potential that a particular bond may be upgraded in the future. As highlighted below, this strategy was rewarded over the course of the six-month period.

--------------------------------------------------------------------------------
 Upgraded Securities during the Past 6 Months
--------------------------------------------------------------------------------
                                                 New   Prior   Rating % of Net
Security Description                          Rating  Rating  Service   Assets
--------------------------------------------------------------------------------
Aetna Commercial Trust
  7.100% due 12/26/2030                          AAA     A        S&P      0.7%
First Boston Mortgage Securities Corp.
  7.773% due 01/25/2028                          AAA     BBB    FITCH      0.7%
First Chicago Lennar Trust
  8.085 due 04/29/2006                           BBB+    BBB    FITCH      3.5%
J.P. Morgan Commercial Mortgage Finance Corp.
  7.000% due 11/25/2027                          BB+     BB     FITCH      1.5%
Nomura Asset Securities Corp.
  10.409% due 09/11/2019                         A       BBB+     S&P      2.3%
Prudential Securities Secured Financing Corp.
  7.610% due 12/26/2022                          A+      BBB+   FITCH      0.7%
Salomon Brothers Mortgage Securities VII
  7.500% due 05/25/2026                          AA+     A      FITCH      0.2%
                                                                         -----
                                                                           9.5%

--------------------------------------------------------------------------------
Portfolio Composition By Quality Rating*
--------------------------------------------------------------------------------
                                 AAA     22.2%
                                 AA       7.3%
                                 A        8.5%
                                 BBB     32.3%
                                 BB      23.4%
                                 B        6.0%
                       less than B        0.3%

*As rated by Standard & Poor's or the equivalent by Moody's, Duff & Phelps or Fitch IBCA

                                                                               9
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

Sector Allocations

The Fund features its greatest sector concentrations in multi-class and multi-family CMBS. Multi-class CMBS provides diversification benefits and multi-family CMBS is selected due to the traditional and stable nature of the property type. Over the past several years, real estate fundamentals have remained solid with all sectors performing relatively well. We do not see any major change in the near term, however, we will continue to monitor the portfolio with regards to changes in the real estate market and make adjustments when appropriate.

--------------------------------------------------------------------------------
Portfolio Composition By Commercial Mortgage Type
--------------------------------------------------------------------------------

                        Multi-Class*              37.6%
                        Multi-Family              25.5%
                        Asset-Backed Securities   14.1%
                        Hospitality               10.4%
                        Healthcare                 9.1%
                        Other                      3.3%

                  *A mix of all type of commercial properties



Market Outlook

PIMCO believes that recent hints of resurgent growth in the U.S. provide false hope of a robust recovery over the long term. The global economy will remain sluggish over the next several years as U.S. growth sputters at less than half its pace of the late 1990s. Ten-year Treasury yields will range between 4.5% and 6.5% as they already anticipate much of this weakness. Gains from financial assets in this environment will be far more modest than investors have come to expect: stocks will struggle to match expected bond returns of near 6% amid sub-par growth and still lofty equity valuations.

10
SEMI-ANNUAL REPORT
June 30, 2001

U.S growth will not rise above 2% annually compared to more than 4% since 1997. The U.S. economy is in a corrective phase that must run its course. Rapid growth in the New Age Economy created imbalances in investment, consumption and borrowing that will be reversed over a secular time frame. Productivity gains that helped fuel this growth have peaked and will revert closer to historical averages amid the current investment bust. The result will be lower corporate profits, more layoffs and pressure on equity valuations. Consumers will respond to reduced job security and eroding wealth by reversing their negative savings, creating more of a drag on the economy.

--------------------------------------------------------------------------------
30 Year and 3 Month Treasury Yields
--------------------------------------------------------------------------------

                                    [GRAPH]

                      30 Year              3 Month
 Month               Treasury           Treasury Bill
Jun-1981              13.300               14.557
Jul-1981              13.960               14.699
Aug-1981              14.780               15.612
Sep-1981              15.190               14.951
Oct-1981              14.360               13.873
Nov-1981              12.910               11.269
Dec-1981              13.650               10.926
Jan-1982              13.910               12.412
Feb-1982              13.830               13.780
Mar-1982              13.680               12.493
Apr-1982              13.390               12.821
May-1982              13.390               12.148
Jun-1982              13.910               12.108
Jul-1982              13.420               11.914
Aug-1982              12.500                9.006
Sep-1982              11.790                8.196
Oct-1982              11.010                7.750
Nov-1982              10.700                8.042
Dec-1982              10.430                8.013
Jan-1983              10.990                7.810
Feb-1983              10.510                8.130
Mar-1983              10.690                8.304
Apr-1983              10.380                8.252
May-1983              10.960                8.185
Jun-1983              10.980                8.820
Jul-1983              11.820                9.120
Aug-1983              11.930                9.390
Sep-1983              11.410                9.050
Oct-1983              11.790                8.710
Nov-1983              11.640                8.710
Dec-1983              11.870                8.960
Jan-1984              11.750                8.930
Feb-1984              12.170                9.030
Mar-1984              12.480                9.440
Apr-1984              12.840                9.690
May-1984              13.740                9.900
Jun-1984              13.640                9.940
Jul-1984              12.770               10.130
Aug-1984              12.510               10.490
Sep-1984              12.250               10.410
Oct-1984              11.560                9.970
Nov-1984              11.530                8.790
Dec-1984              11.530                8.160
Jan-1985              11.210                7.760
Feb-1985              11.880                8.220
Mar-1985              11.640                8.570
Apr-1985              11.460                8.000
May-1985              10.560                7.560
Jun-1985              10.440                7.010
Jul-1985              10.660                7.050
Aug-1985              10.470                7.180
Sep-1985              10.560                7.080
Oct-1985              10.250                7.170
Nov-1985               9.840                7.200
Dec-1985               9.270                7.070
Jan-1986               9.320                7.040
Feb-1986               8.280                7.030
Mar-1986               7.440                6.590
Apr-1986               7.450                6.060
May-1986               7.750                6.120
Jun-1986               7.230                6.210
Jul-1986               7.420                5.840
Aug-1986               7.200                5.570
Sep-1986               7.590                5.190
Oct-1986               7.610                5.180
Nov-1986               7.400                5.350
Dec-1986               7.490                5.490
Jan-1987               7.470                5.450
Feb-1987               7.460                5.590
Mar-1987               7.910                5.560
Apr-1987               8.440                5.760
May-1987               8.640                5.750
Jun-1987               8.490                5.690
Jul-1987               8.900                5.780
Aug-1987               9.150                6.000
Sep-1987               9.740                6.320
Oct-1987               9.030                6.400
Nov-1987               9.100                5.810
Dec-1987               8.980                5.800
Jan-1988               8.420                5.900
Feb-1988               8.340                5.690
Mar-1988               8.760                5.690
Apr-1988               9.100                5.920
May-1988               9.240                6.270
Jun-1988               8.910                6.500
Jul-1988               9.210                6.730
Aug-1988               9.300                7.020
Sep-1988               9.050                7.230
Oct-1988               8.740                7.340
Nov-1988               9.070                7.680
Dec-1988               8.990                8.090
Jan-1989               8.820                8.290
Feb-1989               9.110                8.480
Mar-1989               9.090                8.830
Apr-1989               8.930                8.700
May-1989               8.600                8.400
Jun-1989               8.040                8.220
Jul-1989               7.920                7.920
Aug-1989               8.200                7.910
Sep-1989               8.240                7.720
Oct-1989               7.910                7.590
Nov-1989               7.890                7.650
Dec-1989               7.980                7.640
Jan-1990               8.450                7.640
Feb-1990               8.540                7.760
Mar-1990               8.630                7.870
Apr-1990               8.990                7.780
May-1990               8.580                7.780
Jun-1990               8.400                7.740
Jul-1990               8.410                7.660
Aug-1990               8.980                7.440
Sep-1990               8.950                7.380
Oct-1990               8.760                7.190
Nov-1990               8.490                7.070
Dec-1990               8.250                6.810
Jan-1991               8.200                6.300
Feb-1991               8.200                5.950
Mar-1991               8.250                5.910
Apr-1991               8.180                5.670
May-1991               8.270                5.510
Jun-1991               8.410                5.600
Jul-1991               8.340                5.580
Aug-1991               8.060                5.390
Sep-1991               7.810                5.250
Oct-1991               7.910                5.030
Nov-1991               7.940                4.600
Dec-1991               7.400                4.120
Jan-1992               7.760                3.800
Feb-1992               7.790                3.840
Mar-1992               7.960                4.040
Apr-1992               8.040                3.750
May-1992               7.840                3.630
Jun-1992               7.780                3.660
Jul-1992               7.460                3.210
Aug-1992               7.410                3.130
Sep-1992               7.380                2.910
Oct-1992               7.630                2.860
Nov-1992               7.600                3.130
Dec-1992               7.400                3.220
Jan-1993               7.200                3.060
Feb-1993               6.900                2.930
Mar-1993               6.930                2.950
Apr-1993               6.930                2.870
May-1993               6.980                2.960
Jun-1993               6.670                3.070
Jul-1993               6.560                3.040
Aug-1993               6.090                3.020
Sep-1993               6.030                2.950
Oct-1993               5.970                3.020
Nov-1993               6.300                3.100
Dec-1993               6.350                3.060
Jan-1994               6.240                2.980
Feb-1994               6.660                3.250
Mar-1994               7.090                3.500
Apr-1994               7.310                3.680
May-1994               7.430                4.140
Jun-1994               7.610                4.140
Jul-1994               7.400                4.330
Aug-1994               7.450                4.480
Sep-1994               7.820                4.760
Oct-1994               7.970                4.950
Nov-1994               8.000                5.290
Dec-1994               7.880                5.600
Jan-1995               7.700                5.710
Feb-1995               7.440                5.770
Mar-1995               7.430                5.730
Apr-1995               7.340                5.650
May-1995               6.650                5.670
Jun-1995               6.620                5.470
Jul-1995               6.850                5.420
Aug-1995               6.650                5.400
Sep-1995               6.500                5.280
Oct-1995               6.330                5.490
Nov-1995               6.130                5.470
Dec-1995               5.950                5.080
Jan-1996               6.030                5.050
Feb-1996               6.470                5.030
Mar-1996               6.670                5.140
Apr-1996               6.910                5.150
May-1996               6.990                5.180
Jun-1996               6.870                5.160
Jul-1996               6.970                5.310
Aug-1996               7.120                5.280
Sep-1996               6.920                5.030
Oct-1996               6.640                5.150
Nov-1996               6.350                5.130
Dec-1996               6.640                5.170
Jan-1997               6.790                5.150
Feb-1997               6.800                5.220
Mar-1997               7.100                5.320
Apr-1997               7.140                5.230
May-1997               6.910                4.940
Jun-1997               6.740                5.170
Jul-1997               6.450                5.230
Aug-1997               6.610                5.220
Sep-1997               6.400                5.100
Oct-1997               6.150                5.200
Nov-1997               6.050                5.200
Dec-1997               5.920                5.350
Jan-1998               5.805                5.183
Feb-1998               5.919                5.308
Mar-1998               5.932                5.125
Apr-1998               5.951                4.978
May-1998               5.803                5.007
Jun-1998               5.626                5.093
Jul-1998               5.714                5.080
Aug-1998               5.256                4.830
Sep-1998               4.965                4.356
Oct-1998               5.150                4.323
Nov-1998               5.072                4.488
Dec-1998               5.092                4.457
Jan-1999               5.091                4.457
Feb-1999               5.575                4.664
Mar-1999               5.621                4.470
Apr-1999               5.661                4.530
May-1999               5.803                5.007
Jun-1999               5.969                4.763
Jul-1999               6.103                4.740
Aug-1999               6.067                4.961
Sep-1999               6.053                4.846
Oct-1999               6.161                5.083
Nov-1999               6.289                5.295
Dec-1999               6.479                5.312
Jan-2000               6.492                5.687
Feb-2000               6.146                5.776
Mar-2000               5.837                5.886
Apr-2000               5.963                5.813
May-2000               6.013                5.613
Jun-2000               5.896                5.860
Jul-2000               5.780                6.214
Aug-2000               5.667                6.301
Sep-2000               5.883                6.204
Oct-2000               5.787                6.384
Nov-2000               5.607                6.197
Dec-2000               5.456                5.890
Jan-2001               5.500                4.989
Feb-2001               5.313                4.854
Mar-2001               5.443                4.281
Apr-2001               5.787                3.878
May-2001               5.752                3.611
Jun-2001               5.758                3.651

                                                                              11
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

FINANCIAL HIGHLIGHTS

                                                              -------------------   ------------------    ------------------
                                                              For the six months    For the year ended    For the year ended
                                                              ended June 30, 2001   December 31, 2000     December 31, 1999
                                                              (Unaudited)
                                                              -------------------   ------------------    ------------------
Selected Per Share Data:
Net asset value, beginning of period                          $   12.86             $   12.89             $   13.74
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                                            0.63                  1.39                  1.08
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments           0.15                 (0.10)                (0.75)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   0.78                  1.29                  0.33
----------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                         (0.56)                (1.32)                (1.18)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   13.08             $   12.86             $   12.89
----------------------------------------------------------------------------------------------------------------------------

Per share market value, end of period                         $   13.75             $   12.56             $   12.00
----------------------------------------------------------------------------------------------------------------------------

Total investment return
----------------------------------------------------------------------------------------------------------------------------
  Per share market value (a)                                      14.16%                16.60%                (4.42)%
----------------------------------------------------------------------------------------------------------------------------
  Per share net asset value (b)                                    6.17%                10.50%                 2.44%
----------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets
----------------------------------------------------------------------------------------------------------------------------
  Operating expenses (excluding interest expense)                  1.14%                 1.01%                 1.01%
----------------------------------------------------------------------------------------------------------------------------
  Total operating expenses                                         3.88%                 4.15%                 3.16%
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                                            9.64%                10.79%                 7.97%
----------------------------------------------------------------------------------------------------------------------------

Supplemental data
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period
    (amounts in thousands)                                    $ 144,016             $ 141,581             $ 141,860
----------------------------------------------------------------------------------------------------------------------------
  Amount of borrowings outstanding,
    end of period (in thousands)                              $  72,664             $  72,034             $  52,233
----------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                         13.14%               104.73%                 1.86%
----------------------------------------------------------------------------------------------------------------------------

                                                              -------------------   ------------------    ------------------
                                                              For the year ended    For the year ended    For the year ended
                                                              December 31, 1998     December 31, 1997     December 31, 1996
                                                              -------------------   ------------------    ------------------
Selected Per Share Data:
Net asset value, beginning of period                          $    13.97            $   13.71            $    13.84
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                                             1.24                 1.20                  1.23
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments           (0.25)                0.29                 (0.13)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    0.99                 1.49                  1.10
----------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                          (1.22)               (1.23)                (1.23)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $    13.74            $   13.97            $    13.71
----------------------------------------------------------------------------------------------------------------------------

Per share market value, end of period                         $    13.75            $   13.69            $    12.88
----------------------------------------------------------------------------------------------------------------------------

Total investment return
----------------------------------------------------------------------------------------------------------------------------
  Per share market value (a)                                       9.86%                16.40%                14.57%
----------------------------------------------------------------------------------------------------------------------------
  Per share net asset value (b)                                    7.33%                11.27%                 8.45%
----------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets
----------------------------------------------------------------------------------------------------------------------------
  Operating expenses (excluding interest expense)                  0.99%                 0.97%                 0.99%
----------------------------------------------------------------------------------------------------------------------------
  Total operating expenses                                         3.61%                 3.69%                 3.60%
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                                            8.81%                 8.63%                 9.08%
----------------------------------------------------------------------------------------------------------------------------

Supplemental data
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period
    (amounts in thousands)                                    $ 151,222             $ 153,803             $ 150,929
----------------------------------------------------------------------------------------------------------------------------
  Amount of borrowings outstanding,
    end of period (in thousands)                              $  59,990             $  74,688             $  69,850
----------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                          7.92%                 8.74%                35.98%
----------------------------------------------------------------------------------------------------------------------------

(a) Total investment return on market value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in market price per share. Total investment returns exclude the effects of sales loads.
(b) Total investment return on net asset value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.

12
SEMI-ANNUAL REPORT
June 30, 2001 See accompanying report

STATEMENT OF ASSETS AND LIABILITIES
                                                            ----------------
                                                            June 30, 2001
                                                            (Unaudited)
                                                            ----------------

Amounts in thousands, except share and per share amounts


Assets:

Investments in securities, at market value
   (Identified cost: $218,842)                              $    215,760
--------------------------------------------------------------------------
Cash and foreign currency                                            143
--------------------------------------------------------------------------
Interest receivable                                                2,023
--------------------------------------------------------------------------
Paydown receivable                                                   176
--------------------------------------------------------------------------
Receivable for investment sold                                         1
--------------------------------------------------------------------------
Other assets                                                           9
==========================================================================
   Total assets                                             $    218,112

Liabilities:

Reverse repurchase agreements                               $     72,664
--------------------------------------------------------------------------
Payable for investments purchased                                     58
--------------------------------------------------------------------------
Dividends payable                                                  1,033
--------------------------------------------------------------------------
Accrued investment manager's fee                                     261
--------------------------------------------------------------------------
Accrued administrator's fee                                           36
--------------------------------------------------------------------------
Accrued trustees' fee                                                  3
--------------------------------------------------------------------------
Other liabilities                                                     41
--------------------------------------------------------------------------
Total liabilities                                           $     74,096
==========================================================================

Net assets applicable to outstanding stock                  $    144,016
==========================================================================

Net Assets consist of:

Capital stock - authorized 300 million shares,
   $.001 par value; outstanding 11,015,374 shares           $         11
--------------------------------------------------------------------------
Additional paid-in capital                                       152,348
--------------------------------------------------------------------------
Undistributed net investment income                                  724
--------------------------------------------------------------------------
Accumulated net realized loss from investments                    (5,986)
--------------------------------------------------------------------------
Net unrealized depreciation of investments                        (3,081)
--------------------------------------------------------------------------
                                                            $    144,016
==========================================================================
Net asset value per share outstanding                       $      13.08
==========================================================================

STATEMENT OF OPERATIONS

                                                            -------------------
                                                            For the six months
                                                            ended June 30, 2001
                                                            (Unaudited)
                                                            -------------------

Amounts in thousands


Interest income                                             $      9,696
--------------------------------------------------------------------------
Expenses:

Interest expense                                                   1,962
--------------------------------------------------------------------------
Investment manager fee                                               537
--------------------------------------------------------------------------
Administration fee                                                    74
--------------------------------------------------------------------------
Custodian and portfolio accounting fee                                56
--------------------------------------------------------------------------
Directors' fee                                                        18
--------------------------------------------------------------------------
Proxy expense                                                          9
--------------------------------------------------------------------------
Legal fee                                                              9
--------------------------------------------------------------------------
Audit fee                                                             24
--------------------------------------------------------------------------
Other expenses                                                        86
--------------------------------------------------------------------------
     Total expenses                                                2,775
--------------------------------------------------------------------------

Net investment income                                       $      6,921
==========================================================================

Net realized and unrealized loss

Net realized loss on investments                                    (994)
--------------------------------------------------------------------------
Unrealized appreciation on investments                             2,627
--------------------------------------------------------------------------

     Net gain on investments                                $      1,633
--------------------------------------------------------------------------

Net increase in assets resulting from operations            $      8,554
==========================================================================

                                                                              13
                                                              SEMI-ANNUAL REPORT
                                            See accompanying notes June 30, 2001

STATEMENT OF CHANGES IN NET ASSETS


Amounts in thousands except per share amounts

                                                                                     -------------------    ------------------
                                                                                     For the six months     For the year ended
                                                                                     ended June 30, 2001    December 31, 2000
                                                                                        (Unaudited)
                                                                                     -------------------    ------------------
Increase (Decrease) in Net Assets from:
Operations:

Net investment income                                                                    $   6,921            $     15,294
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                       (994)                 (4,037)
------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                                                       2,627                   2,943
------------------------------------------------------------------------------------------------------------------------------
Net increase resulting from operations                                                       8,554                  14,830
------------------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders from:

From net investment income                                                                  (6,195)                (14,479)
------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions:

Issued as reinvestment of distributions (5,787 and 0 shares, respectively)                      76                       0
------------------------------------------------------------------------------------------------------------------------------

Total Decrease in Net Assets                                                                 2,435                     351
==============================================================================================================================
Net Assets

Beginning of period                                                                        141,581            $    141,860
------------------------------------------------------------------------------------------------------------------------------
End of period *                                                                          $ 144,016            $    141,581
------------------------------------------------------------------------------------------------------------------------------

*Including undistributed net investment income of:                                       $     724                      (2)
------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                                                                                           -------------------
                                                                                                           For the six months
                                                                                                           ended June 30, 2001
                                                                                                              (Unaudited)
                                                                                                           -------------------
Amounts in thousands
Net increase in net assets resulting from operations                                                          $      6,921
------------------------------------------------------------------------------------------------------------------------------

Adjustments to reconcile to net cash provided from operating activities:

Increase in interest receivable                                                                                        968
------------------------------------------------------------------------------------------------------------------------------
Amortization of premium and discount, net                                                                             (792)
------------------------------------------------------------------------------------------------------------------------------
Increase in accrued expenses                                                                                            35
------------------------------------------------------------------------------------------------------------------------------
Increase in other assets                                                                                                43
------------------------------------------------------------------------------------------------------------------------------
Net loss on investments                                                                                              1,633
------------------------------------------------------------------------------------------------------------------------------
    Total adjustments                                                                                                1,887
------------------------------------------------------------------------------------------------------------------------------
Net cash provided from operating activities                                                                          8,808
------------------------------------------------------------------------------------------------------------------------------

Investing activities:
Purchase of long-term portfolio investments                                                                        (85,112)
------------------------------------------------------------------------------------------------------------------------------
Proceeds from disposition of long-term portfolio investments                                                        82,582
------------------------------------------------------------------------------------------------------------------------------
Proceeds from disposition of short-term portfolio investments, net                                                   1,488
------------------------------------------------------------------------------------------------------------------------------
Net cash used in investing activities                                                                               (1,042)
------------------------------------------------------------------------------------------------------------------------------

Financing activities*:
Cash dividends paid                                                                                                 (8,285)
------------------------------------------------------------------------------------------------------------------------------
Net increase in reverse repurchase agreements                                                                          630
------------------------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities                                                                           (7,655)
------------------------------------------------------------------------------------------------------------------------------

Net increase in cash:                                                                                                  111
------------------------------------------------------------------------------------------------------------------------------
Cash at beginning of period                                                                                             32
------------------------------------------------------------------------------------------------------------------------------
Cash at end of period                                                                                         $        143
------------------------------------------------------------------------------------------------------------------------------

* Cash paid for interest for the six months ended June 30, 2001, amounted to $1,947.


14
SEMI-ANNUAL REPORT
June 30, 2001 See accompanying notes

SCHEDULE OF INVESTMENTS
(UNAUDITED)

                                                          Principal
                                                             Amount      Value
                                                             (000s)      (000s)
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES 125.5%
--------------------------------------------------------------------------------

Multi-Class 56.3%
Aetna Commercial Trust
   7.100% due 12/26/2030                                  $   1,000    $  1,025
Airplanes Pass Through Trust
  10.875% due 03/15/2019                                      1,975       1,259
Asset Securitization Corp.
   7.384% due 08/13/2029                                        750         775
Blackrock Capital Financial
   8.480% due10/25/2026 (b)                                   3,000       2,280
CBA Mortgage Corp.
   6.670% due 12/25/2003                                        227         226
Commercial Mortgage Acceptance Corp.
   6.935% due 11/15/2009 (d)                                  1,500       1,452
Federal Deposit Insurance Corp.
   5.338% due 11/25/2026 (c)(d)                               1,260       1,260
FFCA Secured Lending Corp. (IO)
   1.000% due 09/18/2027 (b)                                 20,793       1,898
First Boston Mortgage Securities Corp.
   7.773% due 01/25/2028 (b)(d)                               1,100       1,049
First Chicago Lennar Trust
   8.085% due 04/29/2006 (b)(d)                               5,000       5,000
First Union National Bank-Bank of America
 Commercial Mortgage Trust (IO)
   2.002% due 03/15/2011 (b)                                 30,000       3,296
Forest City Enterprises, Inc.
   8.500% due 03/15/2008                                      1,000         945
General Electric Capital Mortgage Services, Inc.
   7.250% due 08/25/2029 (c)                                  2,768       2,755
General Motors Acceptance Corp.
   7.167% due 05/15/2030 (b)                                  1,500       1,011
GMAC Commercial Mortgage Securities, Inc.
   6.500% due 03/15/2012 (c)                                  2,220       2,043
Green Tree Financial Corp.
   7.510% due 07/15/2028 (c)                                  4,000       3,570
   8.000% due 07/15/2018                                      3,087       3,052
J.P. Morgan Commercial Mortgage Finance Corp.
   7.000% due 11/25/2027 (b)                                  2,284       2,101
Keystone Owner Trust
   8.500% due 01/25/2029 (b)                                  4,900       3,430
LB Commercial Conduit Mortgage Trust
   6.000% due 10/15/2035 (b)                                  5,000       4,034
Merrill Lynch Mortgage Investors, Inc.
   8.215% due 06/15/2021                                        531         543
   9.407% due 11/25/2020 (b)(c)                               2,500       2,502
   7.120% due 06/18/2029                                      2,000       1,943
Morgan Stanley Capital I
   6.850% due 02/15/2020 (b)                                  1,000         814
   7.695% due 10/03/2030 (b)                                  2,000       1,787
Mortgage Capital Funding, Inc.
   7.531% due 04/20/2007                                      1,000       1,017
Nationslink Funding Corp.
   7.105% due 01/20/2013 (b)                                  2,500       2,012
   7.100% due 01/20/2009 (c)                                  2,000       1,984
   7.050% due 02/20/2008 (b)                                  2,000       1,670
   7.740% due 01/20/2009 (c)                                  2,500       2,609
NB Commercial Mortgage
   8.730% due 10/20/2023 (b)                                    693         693
Nomura Asset Securities Corp.
  10.409% due 09/11/2019 (d)                                  3,000       3,258
Nomura Depositor Trust
   6.872% due 01/15/2003 (b)(d)                               4,000       3,897
Prudential Securities Secured Financing Corp.
   7.610% due 12/26/2022                                      1,000         994
   6.755% due 08/15/2011 (b)(d)                               2,000       1,548
Resolution Trust Corp.
   8.835% due 12/25/2023                                      1,600       1,595
   6.900% due 02/25/2027                                      1,212       1,146
   7.000% due 05/25/2027                                      1,677       1,644
   8.000% due 06/25/2026                                      2,887       2,860
Salomon Brothers Mortgage Securities VII
   7.500% due 05/25/2026                                        230         233
Structured Asset Securities Corp.
   7.750% due 02/25/2028) (c)                                 3,841       3,930
                                                                       --------
                                                                         81,140
                                                                       --------
Multi-Family 38.2%
Chase Commercial Mortgage Securities Corp.
   6.900% due 11/19/2028 (b)                                  5,500       4,909
   6.900% due 11/19/2006                                      1,500       1,451
Donaldson, Lufkin & Jenrette
   7.350% due 12/18/2003 (c)                                  3,000       2,981
Fannie Mae
   7.862% due 12/25/2015 (b)(d)                               1,608       1,279
  14.479% due 12/25/2015(b)(d)                                  874         617
   9.375% due 04/01/2016 (c)                                  1,015       1,021
   7.875% due 11/01/2018                                        129         129
   6.260% due 03/01/2011 (c)                                  4,990       4,965
   6.930% due 09/01/2021 (c)                                  7,973       7,943
   6.160% due 05/01/2008 (c)                                  2,407       2,402
Federal Housing Administration
   7.380% due 04/01/2041                                      2,441       2,438
   8.360% due 01/01/2012                                        795         797
   7.380% due 04/01/2041                                         59          58
First Boston Mortgage Securities Corp.
   7.580% due 09/25/2006                                        976         962
G Wing Ltd.
   6.776% due 11/06/2011 (b)(d)                               5,000       5,000
Government National Mortgage Association
   9.500% due 09/15/2030 (c)                                  4,230       4,216
   8.625% due 10/15/2034 (c)                                  3,424       3,612
ICI Funding Corp. Secured Assets Corp.
   7.750% due 03/25/2028                                        999         961
Multi-Family Capital Access One, Inc.
   7.400% due 01/15/2024                                      1,543       1,517
NationsBanc Mortgage Capital Corp.
   8.080% due 05/25/2028 (b)                                  2,000       1,758
Structured Asset Securities Corp.
   7.050% due 11/25/2007                                      6,000       5,963
                                                                       --------
                                                                         54,979
                                                                       --------
Hospitality 15.6%
Franchise Mortgage Acceptance Corp.
   7.981% due 11/15/2018 (b)                                  2,300         690
German American Capital Corp.
   8.535% due 10/10/2002 (b)                                  2,000       2,005
Host Marriott Pool Trust
   8.310% due 08/03/2009 (b)(c)                               2,000       2,109
Hotel First
   8.520% due 08/05/2008 (b)(c)                               2,497       2,645
John Q. Hammons Hotels
   8.875% due 02/15/2004                                        450         448
NACC Cooper Hotel
   7.500% due 07/15/2013 (b)(c)                               6,855       7,082
SHC Essex II LLC
   6.750% due 04/15/2011                                      5,000       5,000
Starwood Commercial Mortgage Trust
   6.920% due 02/03/2009 (c)                                  2,500       2,527
                                                                       --------
                                                                         22,506
                                                                       --------
Healthcare 13.6%
LTC Commercial Corp.
   9.300% due 06/15/2026 (b)(c)                               4,000       3,974
   9.200% due 11/28/2012 (b)                                  1,500       1,488
Red Mountain Funding Corp.
   8.922% due 01/15/2019 (b)                                  1,000         303
   7.471% due 01/15/2019 (b)                                  1,000         362
   7.072% due 01/15/2019 (b)                                  2,000       1,361
   9.150% due 11/28/2027 (b)                                  3,200       2,092
SC Commercial
   7.800% due 11/28/2013 (b)(c)                               5,000       4,978
   7.050% due 11/28/2013 (b)(c)                               5,000       4,978
                                                                       --------
                                                                         19,536
                                                                       --------

                                                                              15
                                                              SEMI-ANNUAL REPORT
                                            See accompanying notes June 30, 2001

                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
--------------------------------------------------------------------------------

Retail 1.8%
Trizec Finance Ltd.
   10.875% due 10/15/2005                                 $   2,505   $   2,593
                                                                      ---------

Total Commercial Mortgage-Backed Securities                             180,754
                                                                      ---------
(Cost $184,850)

CORPORATE BONDS & NOTES 1.9%

Industrials 1.1%
Grupo Iusacell SA de CV
  10.000% due 07/15/2004                                        758         758
U.S. Airways, Inc.
   9.330% due 01/01/2006                                        805         782
                                                                      ---------
                                                                          1,540
                                                                      ---------
Utilities 0.8% Flag Ltd.
   8.250% due 01/30/2008                                      1,400       1,106
                                                                      ---------

Total Corporate Bonds & Notes                                             2,646
                                                                      ---------
(Cost $3,006)

ASSET-BACKED SECURITIES 21.1%

Access Financial Manufactured Housing Contract Trust
   7.650% due 05/15/2021 (c)                                  2,500       2,000
Bear Stearns Mortgage Securities, Inc.
   7.750% due 06/25/2027                                      1,593       1,573
Conseco Finance
  10.210% due 02/01/2032                                      2,500       2,619
  10.550% due 09/15/2020                                      1,000       1,033
First International Bank
   8.038% due 04/15/2026 (d)                                  2,821       2,638
First Sierra Receivables
  11.510% due 01/18/2007 (b)                                  2,776       2,871
First Plus Home Loan Trust
   7.690% due 09/11/2023 (b)(c)                               2,059       1,930
Green Tree Financial Corp.
   7.050% due 02/15/2027                                        922         793
IMPAC Secured Assets Owner Trust
   8.950% due 07/25/2025                                      1,000         750
Keystone Owner Trust
   8.500% due 01/25/2029 (b)                                  5,000       4,770
Life Financial Home Loan Owner Trust
   9.090% due 04/25/2024 (c)                                  4,787       4,508
Next Card Credit Card Master Trust
  11.663% due 12/15/2006 (b)(d)                               1,000       1,000
UCFC Manufactured Housing Contract
   7.900% due 01/15/2028                                      1,000         800
Wilshire Mortgage Loan Trust
   8.990% due 05/25/2028 (b)                                  3,714       3,156
                                                                      ---------

Total Asset-Backed Securities                                            30,441
                                                                      ---------
(Cost $29,067)

SHORT-TERM INSTRUMENTS 1.3%

Commercial Paper 1.0%
CBA (de) Finance
   3.970% due 08/14/2001                                        200         199
Freddie Mac
   3.540% due 11/16/2001                                        600         592
General Electric Capital Corp.
   3.650% due 07/31/2001                                        300         299
National Rural Utilities Cooperative Finance Corp.
   3.880% due 07/27/2001                                        100         100
Swedbank, Inc.
   3.570% due 11/20/2001                                        300         296
                                                                      ---------
                                                                          1,486
                                                                      ---------
Repurchase Agreement 0.3%
State Street Bank
   3.350% due 07/02/2001                                        433         433
   (Dated 06/29/2001. Collateralized by
   Fannie Mae 6.375% due 06/15/2009 valued at $445.
   Repurchase proceeds are $433.)
                                                                      ---------
Total Short-Term Instruments                                              1,919
                                                                      ---------
(Cost $1,919)

Total Investments (a) 149.8%                                          $ 215,760
(Cost $218,842)

Other Assets and Liabilities (Net) (49.8%)                              (71,744)
                                                                       --------

Net Assets 100.0%                                                     $ 144,016
                                                                      ---------

Notes to Schedule of Investments:

(a) The identified cost of investments owned as of June 30, 2001, was the same for federal income tax and financial statement purposes.

(b) Securities purchased under Rule 144A of the 1933 Securities Act and, unless registered under the Act or exempt from registration, may only be sold to qualified institutional investors.

(c) Securities pledged as collateral for reverse repurchase agreements.

(d) Variable rate security. The rate listed is as of June 30, 2001.


16
SEMI-ANNUAL REPORT
June 30, 2001 See accompanying notes

NOTES TO FINANCIAL STATEMENTS

1. General Information

The PIMCO Commercial Mortgage Securities Trust, Inc. (the "Fund") commenced operations on September 2, 1993. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified, investment management company organized as a Maryland corporation. The stock exchange symbol of the Fund is PCM. Shares are traded on the New York Stock Exchange.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Directors, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Short-term investments which mature in sixty days or less are valued at amortized cost, which approximates market value. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

Securities transactions and investment income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Securities purchased on a when-issued basis are subject to market value fluctuations during this period. On the commitment date of such purchases, the Fund designates specific assets with a value at least equal to the commitment, to be utilized to settle the commitment. The proceeds to be received from delayed-delivery sales are included in the Fund's net assets on the date the commitment is executed. Accordingly, any fluctuation in the value of such assets is excluded from the Fund's net asset value while the commitment is in effect. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

                                                                              17
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

Dividends and distributions to shareholders. The Fund intends to distribute all its net investment income monthly. Distributions, if any, of net realized short- or long-term capital gains will be distributed no less frequently than once each year. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Federal income taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if any, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Reverse repurchase agreements. Reverse repurchase agreements involve the sale of a portfolio-eligible security by the Fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund, which it is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Fund. To the extent the Fund collateralizes its obligations under reverse repurchase agreements, such transactions will not be deemed subject to the 300% asset coverage requirements imposed by the Act of 1940.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Futures and Options. The Fund is authorized to enter into futures contracts and options. The Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

18
SEMI-ANNUAL REPORT
June 30, 2001

3. Investment Manager Fee, Administration Fee, and Directors' Fee.

Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly owned subsidiary partnership of PIMCO Advisors L.P. and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a quarterly fee from the Fund at an annual rate of 0.725% based on average net assets of the Fund.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Fund for which it receives from the Fund a quarterly administrative fee at an annual rate of 0.10% based on average weekly net assets of the Fund.

Expenses. The Fund is responsible for the following expenses: (i) salaries and other compensation of any of the Funds executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Fund, and any counsel retained exclusively for their benefit and (vi) extraordinary expenses, including costs of litigation and indemnification expenses. The ratio of expenses to average net assets, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses as disclosed in the Prospectus for the reasons set forth above. Each unaffiliated Trustee receives an annual retainer of $6,000, plus $1,000 for each board of Trustees meeting attended, plus reimbursement of related expenses.

4. Securities Transactions

Cost of purchases and proceeds from sales of securities (excluding short-term investments) for the period ended June 30, 2001, were as follows:

          U.S. Government/Agency                      All Other
        ------------------------------------------------------------
          Purchases          Sales            Purchases        Sales
        ------------------------------------------------------------
        $    15,483      $       0          $    18,184    $  27,982

                                                                              19
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

5. Federal Income Tax Matters

At June, 30 2001, the net unrealized depreciation of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                           $   5,980,912
Aggregate gross unrealized depreciation                              (9,063,382)
                                                                  -------------
Net unrealized depreciation                                       $  (3,082,470)
                                                                  =============

The accumulated net realized loss on sales of investments for federal income tax purposes at December 31, 2000, amounting to $4,992,244 is available to offset future taxable gains. If not applied, $229,745, $687,550, $38,143 and $4,036,806 of the loss will expire in 2003, 2004, 2007, and 2008.

6. Borrowings under Reverse Repurchase Agreements

The average amount of borrowings outstanding during the period ended June 30, 2001 was $71,621,335 at a weighted average interest rate of 5.02%. On June 30, 2001, securities valued at $84,523,744 were pledged as collateral for reverse repurchase agreements.

The Fund is authorized to borrow funds and utilize leverage in amounts not exceeding thirty-three and one-third percent of its total assets. The Fund's ability to leverage creates an opportunity for increased net income, but at the same time poses special risks. If the income from the securities purchased with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing had not been used, reducing the amount available for distribution to shareholders.

20
SEMI-ANNUAL REPORT
June 30, 2001

DIVIDEND REINVESTMENT PLAN

What is the Dividend Reinvestment Plan for PIMCO Commercial Mortgage Securities Trust, Inc.?

The Dividend Reinvestment Plan offers shareholders in the Fund an efficient and simple way to reinvest dividends and capital gains distributions, if any, in shares of the Fund. Each month the Fund will distribute to shareholders substantially all of its net investment income. The Fund expects to distribute at least annually any net realized long-term or short-term capital gains. State Street Bank & Trust Co. acts as Plan Agent for shareholders in administering the Plan.

Who can participate in the Plan?

All shareholders in the Fund may participate in the Plan by following the instructions for enrollment provided later in this section.

What does the Plan offer?

The Plan offers shareholders a simple and convenient means to reinvest dividends and capital gains distributions in additional shares of the Fund.

How is the reinvestment of income dividends and capital gains distributions accomplished?

If you are a participant in the Plan, your dividends and capital gains distributions will be reinvested automatically for you, increasing your holding in the Fund. If the Fund declares a dividend or capital gains distribution payable either in cash or in shares of the Fund, you will automatically receive shares of the Fund. If the market price of shares is equal to or exceeds the net asset value per share on the Valuation Date (as defined below), Plan participants will be issued shares valued at the net asset value most recently determined or, if net asset value is less than 95% of the then current market price, then at 95% of the market price.

If the market price is less than the net asset value on the Valuation Date, the Plan Agent will buy shares in the open market, on the New York Stock Exchange ("NYSE") or elsewhere, for the participants' accounts. If, following the commencement of the purchase and before the Plan Agent has completed its purchases, the market price exceeds the net asset value, the average per share purchase price paid by the Plan Agent may exceed the net asset value, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in shares issued by the Fund at net asset value. Additionally, if the market price exceeds the net asset value before the Plan Agent has completed its purchases, the Plan Agent is permitted to cease purchasing shares and the Fund may issue the remaining shares at a price equal to the greater of net asset value or 95% of the then current market price. In a case where the Plan Agent has terminated open market purchases and the Fund has issued the remaining shares, the

                                                                              21
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001
number of shares received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. The Plan Agent will apply all cash received to purchase shares as soon as practicable after the payment date of the dividend or capital gains distribution, but in no event later than 30 days after that date, except when necessary to comply with applicable provisions of the federal securities laws.

The Valuation Date is the dividend or capital gains distribution payment date or, if that date is not a NYSE trading day, the immediately preceding trading day. All reinvestments are in full and fractional shares, carried to three decimal places.

Is there a cost to participate?

There is no direct charge to participants for reinvesting dividends and capital gains distributions, since the Plan Agent's fees are paid by the Fund. There are no brokerage charges for shares issued directly by the Fund. Whenever shares are purchased on the NYSE or elsewhere in connection with the reinvestment of dividends or capital gains distributions, each participant will pay a pro rata portion of brokerage commissions. Brokerage charges for purchasing shares through the Plan are expected to be less than the usual brokerage charges for individual transactions, because the Plan Agent will purchase shares for all participants in blocks, resulting in lower commissions for each individual participant.

What are the tax implications for participants?

You will receive tax information annually for your personal records to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not affect the tax characterization of the dividends and capital gains. Other questions should be directed to your tax adviser.

How do participating shareholders benefit?

You will build holdings in the Fund easily and automatically reduced costs.

You will receive a detailed account statement from the Plan Agent, showing total dividends and distributions, dates of investments, shares acquired and price per share, and total shares of record held by you and by the Plan Agent for you. The proxy you receive in connection with the Fund's shareholder meetings will include shares purchased for you by the Plan Agent according to the Plan.

As long as you participate in the Plan, shares acquired through the Plan will be held for you in safekeeping in non-certificated form by State Street Bank & Trust Co., the Plan Agent. This convenience provides added protection against loss, theft or inadvertent destruction of certificates.

22
SEMI-ANNUAL REPORT
June 30, 2001

Whom should I contact for additional information?

If you hold shares in your own name, please address all notices, correspondence, questions or other communications regarding the Plan to:

   PIMCO Commercial Mortgage Securities Trust, Inc.
   c/o State Street Bank & Trust Co.
   150 Royalle Street
   Canton, MA 02021
   Telephone: 800-213-3606

If your shares are not held in your name, you should contact your brokerage firm, bank or other nominee for more information.

How do I enroll in the Plan?

If you hold shares of the Fund in your own name, you are already enrolled in this Plan. Your reinvestments will begin with the first dividend after you purchase your shares. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If your nominee is unable to participate in the Plan on your behalf, you may want to request that your shares be registered in your name so that you can participate in the Plan.

Once enrolled in the Plan, may I withdraw from it?

You may withdraw from the Plan without penalty at any time by providing written notice to State Street Bank & Trust Co.. Elections to withdraw from the Plan will be effective for distributions with a Record Date of at least ten days after such elections are received by the Plan Agent.

If you withdraw, you will receive, without charge, a share certificate issued in your name for all full shares accumulated in your account from dividend and capital gains distributions, plus a check for any fractional shares based on market price.

Experience under the Plan may indicate that changes are desirable. Accordingly, either the Fund or the Plan Agent may amend or terminate the Plan. Participants will receive written notice at least 30 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 30 days before the record date of any dividend or capital gains distribution by the Fund.

                                                                              23
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

PROXY VOTING RESULTS

A special meeting of the Fund's shareholders was held on April 12, 2001. The result of votes taken among shareholders on the proposal are listed below.

To elect Directors to the Board of Directors of the Fund.

                                    # of              % of
                                Shares Voted      Shares Voted
                               --------------------------------
     Guilford C. Babcock
        For                       10,245,067            98.574%
        Withheld                     148,229             1.426%
        Total                     10,393,296           100.000%

     E. Philip Cannon
        For                       10,257,402            98.692%
        Withheld                     135,894             1.308%
        Total                     10,393,296           100.000%

     William J. Popejoy
        For                       10,254,332            98.663%
        Withheld                     138,964             1.337%
        Total                     10,393,296           100.000%

24
SEMI-ANNUAL REPORT
June 30, 2001

BOARD OF DIRECTORS
AND OTHER INFORMATION

Directors and Officers
          Brent R. Harris, Chairman of the Board and Director
          R. Wesley Burns, President and Director
          Guilford C. Babcock, Director
          E. Philip Cannon, Director
          Vern O. Curtis, Director
          J. Michael Hagan, Director
          Thomas P. Kemp, Sr., Director
          William J. Popejoy, Director
          Garlin G. Flynn, Secretary
          John P. Hardaway, Treasurer

Investment Manager and Administrator
          Pacific Investment Management Company LLC
          840 Newport Center Drive, Suite 300
          Newport Beach, California 92660

Transfer Agent
          State Street Bank & Trust Co.
          150 Royalle Street
          Canton, MA 02021

Custodian
          State Street Bank & Trust Co.
          801 Pennsylvania
          Kansas City, Missouri 64105

Legal Counsel
          Dechert
          1775 Eye Street, N.W.
          Washington, D.C. 20006-2401

Independent Auditors
          PricewaterhouseCoopers LLP
          203 N. LaSalle Street
          Chicago, Illinois 60601

      PIMCO
 COMMERCIAL
   MORTGAGE
 SECURITIES
TRUST, INC.

This report, including the financial statements herein, is provided to the shareholders of PIMCO Commercial Mortgage Securities Trust, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.